UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10495
                                                     ---------

                            FORT PITT CAPITAL FUNDS
                            -----------------------
               (Exact name of registrant as specified in charter)

     790 HOLIDAY DRIVE, FOSTER PLAZA ELEVEN, PITTSBURGH, PENNSYLVANIA 15220
     ----------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

           DOUGLAS W. KREPS, 790 HOLIDAY DRIVE, FOSTER PLAZA ELEVEN,
                        PITTSBURGH, PENNSYLVANIA 15220
                        ------------------------------
                    (Name and address of agent for service)

                                  866-688-8775
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2005
                        -----------------

Date of reporting period:  ANNUAL PERIOD ENDED OCTOBER 31, 2005
                           ------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                         (FORT PITT CAPITAL FUNDS LOGO)

ANNUAL REPORT

October 31, 2005

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

                      FORT PITT CAPITAL TOTAL RETURN FUND

Dear Fellow Shareholders,

As of October 31, 2005, the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $15.24 per share. This compares with an NAV of $13.36 on October 31, 2004, resulting in a total return (including a 0.37659 cents per share dividend) for the fiscal year of 17.06%.

Total assets are approaching $35 million, and net inbound cash flows remain steady, albeit at low levels. We would characterize the first (nearly) four years of our existence as a public fund as satisfactory in many ways, particularly with regard to investment performance, yet disappointing in terms of asset growth. As the chart on the facing page indicates, we're working on a nearly 4-year winning streak versus the S&P 500 Index, but because investment products tend to be sold rather than bought, our fund remains undiscovered by the wider investment world. Throwing off the wallflower moniker typically requires a meaningful multi-year run of outperformance relative to the market averages. We're not sure yet what is "meaningful" in the eyes of the investing public, but rest assured we're working hard to keep the streak alive.

With regard to the investment climate and our outlook for 2006, key indicators of future stock performance continue to flash green. Core (excluding food and fuel) consumer price inflation remains under good control, Katrina and Rita notwithstanding. The Federal Reserve is determined to keep future inflation under wraps, so we feel price/earnings ratios should remain near 20 for the average stock. As far as profits are concerned, we believe the rate of corporate earnings growth will likely slow in 2006, but not alarmingly so. Profits as measured by the S&P 500 should climb 8 to 10 percent for the year. In addition, corporate balance sheets are loaded with cash and liquid assets (up more than $300 billion over the past year, also as measured by the S&P 500), and that money has to go somewhere. Both dividends and share buybacks are increasing at a record rate.

Overall, the Fund's total return for the last fiscal year compares favorably with the unmanaged Wilshire 5000 Index. As stated above, the Fund had a 17.06% total return, while the Wilshire 5000 returned 10.77% for the same period.
Since the Fund's inception on December 31, 2001, investors have received a 56.93% cumulative return (12.48% annualized), compared with a 19.81% cumulative return (4.83% annualized) for the Wilshire 5000. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than six months.

We'd like to thank you for your interest in and support of our Fund, and look forward to many years of continued investment success.

Sincerely,

/s/Charlie Smith
Charlie Smith
Portfolio Manager

The opinions expressed are those of Charlie Smith and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The Price to Earnings (P/E) Ratio reflects the multiple of earnings at which a stock sells.

Quasar Distributors, LLC  12/05

                      FORT PITT CAPITAL TOTAL RETURN FUND
                                VALUE OF $10,000
                                      VS.
                WILSHIRE 5000 TOTAL MARKET INDEX & S&P 500 INDEX

                 Fort Pitt Capital Total    Wilshire 5000 Total
        Date           Return Fund             Market Index          S&P 500
        ----           -----------             ------------          -------
     10/31/2001        $10,000.00               $10,000.00          $10,000.00
      1/31/2002         $9,990.00                $9,876.00           $9,854.00
      4/30/2002        $10,490.50                $9,603.52           $9,419.44
      7/31/2002         $9,310.32                $8,111.02           $8,007.46
     10/31/2002         $9,350.35                $7,902.09           $7,816.09
      1/31/2003         $9,239.08                $7,714.97           $7,585.51
      4/30/2003         $9,690.87                $8,299.25           $8,165.80
      7/31/2003        $11,316.03                $9,152.04           $8,859.08
     10/31/2003        $12,018.76                $9,833.92           $9,441.12
      1/31/2004        $13,102.85               $10,651.67          $10,207.74
      4/30/2004        $13,032.10               $10,463.82          $10,033.19
      7/31/2004        $13,002.12               $10,415.21          $10,025.16
     10/31/2004        $13,407.79               $10,817.45          $10,329.93
      1/31/2005        $14,408.01               $11,422.15          $10,842.29
      4/30/2005        $14,263.93               $11,195.99          $10,667.73
      7/31/2005        $15,777.33               $12,229.38          $11,432.61
     10/31/2005        $15,695.29               $11,982.34          $11,229.11

Average Annual Rate of Return
Periods ended October 31, 2005

                            PAST 1 YEAR        PAST 3 YEARS    SINCE INCEPTION
                            -----------        ------------    ---------------
Fort Pitt Capital
  Total Return Fund            17.06%             18.84%            12.48%
Wilshire 5000 Total
  Market Index                 10.77%             14.88%             4.83%
S&P 500 Index                   8.72%             12.85%             3.08%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than six months.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or Fund distributions.

The Wilshire 5000 is an unmanaged index commonly used to measure performance of U.S. stocks. You cannot invest directly in an index.

The Standard & Poor's 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

                       ALLOCATION OF PORTFOLIO NET ASSETS
                                OCTOBER 31, 2005

               Cash and Cash Equivalents                    10.4%
               Consumer Discretionary                        4.0%
               Staples                                       2.2%
               Energy                                        1.1%
               Financials                                   24.5%
               Health Care                                   7.2%
               Industrials                                  21.2%
               Information Technology                       16.5%
               Materials                                     2.8%
               Telecommunication Services                   10.1%

                                EXPENSE EXAMPLE
                                OCTOBER 31, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 - October 31, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a transaction fee equal to 2.00% of the net amount of the redemption if you redeem your shares within six months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          BEGINNING          ENDING          EXPENSES PAID
                        ACCOUNT VALUE    ACCOUNT VALUE       DURING PERIOD
                            5/1/05          10/31/05    5/1/05 - 10/31/05*<F1>
                            ------          --------    ----------------------
Actual                    $1,000.00        $1,100.40             $7.94
Hypothetical (5% return
  before expenses)         1,000.00         1,017.64             7.63

*<F1> Expenses are equal to the annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365.

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

COMMON STOCKS - 89.6%                            SHARES            VALUE
---------------------                            ------            -----
AEROSPACE & DEFENSE - 3.6%
The Boeing Company                               10,000         $   646,400
Honeywell International, Inc.                    15,000             513,000
                                                                -----------
                                                                  1,159,400
                                                                -----------
AIR FREIGHT - 2.3%
FedEx Corp.                                       8,000             735,440
                                                                -----------
AIRLINES - 2.0%
Alaska Air Group, Inc. *<F2>                     20,000             630,600
                                                                -----------
CAPITAL MARKETS - 4.0%
The Charles Schwab Corporation                   40,000             608,000
Investment Technology Group, Inc. *<F2>          20,000             650,200
                                                                -----------
                                                                  1,258,200
                                                                -----------
CHEMICAL - 2.2%
FMC Corporation *<F2>                            13,000             707,720
                                                                -----------
COMMERCIAL BANKS - 7.5%
F.N.B. Corporation                               25,000             448,000
Mellon Financial Corporation                     30,000             950,700
PNC Financial Services Group                      9,000             546,390
Sovereign Bancorp, Inc.                          20,000             431,400
                                                                -----------
                                                                  2,376,490
                                                                -----------
COMMUNICATIONS EQUIPMENT - 1.9%
Spectrum Control, Inc. *<F2>                     22,399             140,442
Westell Technologies, Inc. - Class A *<F2>      100,000             470,000
                                                                -----------
                                                                    610,442
                                                                -----------
COMPUTER & PERIPHERALS - 8.4%
Dell Inc. *<F2>                                  20,000             637,600
EMC Corporation *<F2>                            40,000             558,400
SanDisk Corporation *<F2>                        25,000           1,472,250
                                                                -----------
                                                                  2,668,250
                                                                -----------
DIVERSIFIED FINANCIAL SERVICES - 4.2%
CIT Group, Inc.                                  13,000             594,490
Citigroup, Inc.                                  16,500             755,370
                                                                -----------
                                                                  1,349,860
                                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 10.1%
ALLTEL Corporation                               10,000             618,600
IDT Corporation - Class B *<F2>                  20,000             238,800
North Pittsburgh Systems, Inc.                   25,000             502,500
SBC Communications, Inc.                         60,000           1,431,000
Telefonos de Mexico SA de CV ADR                 20,000             403,600
                                                                -----------
                                                                  3,194,500
                                                                -----------
GROCERY STORES - 2.2%
Koninklijke Ahold NV ADR *<F2>                  100,000             698,000
                                                                -----------
INDUSTRIAL CONGLOMERATES - 5.6%
Loews Corporation                                10,000             929,800
Matthews International Corporation - Class A     13,000             467,220
Tyco International Ltd. +<F3>                    15,000             395,850
                                                                -----------
                                                                  1,792,870
                                                                -----------
INSURANCE - 8.8%
Arthur J. Gallagher & Co.                        20,000             588,400
Erie Indemnity Company - Class A                 15,000             794,400
Fidelity National Financial, Inc.                20,000             749,200
Fidelity National Title Group, Inc. - Class A     3,500              76,125
The Hartford Financial Services Group, Inc.       7,500             598,125
                                                                -----------
                                                                  2,806,250
                                                                -----------
MACHINERY - 7.9%
Ingersoll-Rand Company - Class A +<F3>           20,000             755,800
ITT Industries, Inc.                              8,000             812,800
Parker Hannifin Corporation                      15,000             940,200
                                                                -----------
                                                                  2,508,800
                                                                -----------
MEDIA - 4.0%
Comcast Corporation - Class A *<F2>              35,000             974,050
Discovery Holding Company - Class A *<F2>         3,000              42,270
Liberty Media Corporation - Class A *<F2>        30,000             239,100
                                                                -----------
                                                                  1,255,420
                                                                -----------
METALS & MINING - 0.5%
Alcoa, Inc.                                       7,000             170,030
                                                                -----------
OIL & GAS - 1.1%
El Paso Corporation                              30,000             355,800
                                                                -----------
PHARMACEUTICALS - 5.8%
Allergan, Inc.                                   10,000             893,000
Mylan Laboratories Inc.                          14,000             268,940
Wyeth                                            15,000             668,400
                                                                -----------
                                                                  1,830,340
                                                                -----------
ROAD & RAIL - 1.2%
Dollar Thrifty Automotive Group, Inc. *<F2>      10,000             377,000
                                                                -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.1%
Cognex Corporation                               15,000             428,700
Texas Instruments, Inc.                          20,000             571,000
                                                                -----------
                                                                    999,700
                                                                -----------
SOFTWARE - 3.1%
Computer Associates International, Inc.          25,000             699,250
InterVoice, Inc. *<F2>                           30,000             279,600
                                                                -----------
                                                                    978,850
                                                                -----------
SPECIALTY RETAIL - 0.1%
Blockbuster, Inc. - Class A                       2,670              12,175
Blockbuster, Inc. - Class B                       2,670              11,561
                                                                -----------
                                                                     23,736
                                                                -----------
TOTAL COMMON STOCKS
  (cost $21,666,880)                                             28,487,698
                                                                -----------
                                             PRINCIPAL
SHORT-TERM INVESTMENTS - 13.1%                 AMOUNT             VALUE
------------------------------                 ------             -----
US TREASURY NOTES - 9.4%
3.110% 11/25/2005                            $3,000,000         $ 2,992,976
                                                                -----------
INVESTMENT COMPANIES - 3.7%
Goldman Sachs Financial Square Prime
  Obligations Fund, 3.700% **<F4>             1,181,704           1,181,704
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS - 13.1%
  (cost $4,174,680)                                               4,174,680
                                                                -----------
TOTAL INVESTMENTS - 102.7%
  (cost $25,841,560)                                             32,662,378
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%                     (875,026)
                                                                -----------
TOTAL NET ASSETS - 100.0%                                       $31,787,352
                                                                -----------
                                                                -----------
*<F2>     Non-income producing security.
+<F3>     U.S. Security of foreign company.
ADR  American Depositary Receipt.
**<F4>    Variable rate security.  The rates listed are as of October 31, 2005.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
  Investments, at market value (cost $25,841,560)                 $32,662,378
  Receivable for investments sold                                     131,165
  Dividends and interest receivable                                    31,546
  Receivable for fund shares sold                                       6,942
  Prepaid expenses and other assets                                     6,159
                                                                  -----------
     Total assets                                                  32,838,190
                                                                  -----------

LIABILITIES
  Payable for investments purchased                                   880,503
  Payable to Investment Adviser                                        15,155
  Payable to Chief Compliance Officer                                   4,833
  Cash overdraft                                                      101,520
  Accrued expenses and other liabilities                               48,827
                                                                  -----------
     Total liabilities                                              1,050,838
                                                                  -----------
NET ASSETS                                                        $31,787,352
                                                                  -----------
                                                                  -----------
COMPONENTS OF NET ASSETS
  Paid in Capital                                                 $23,424,122
  Undistributed net investment income                                 116,297
  Accumulated undistributed net realized gain on investments        1,426,115
  Net unrealized appreciation on investments                        6,820,818
                                                                  -----------
     Total net assets                                             $31,787,352
                                                                  -----------
                                                                  -----------
  Shares outstanding
    (unlimited number of shares authorized, par value $0.01)        2,085,971
                                                                  -----------
                                                                  -----------
Net Asset Value, Redemption Price and Offering Price Per Share    $     15.24
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME

INCOME
  Dividends                                                        $  467,779
  Interest                                                             66,049
                                                                   ----------
     Total investment income                                          533,828
                                                                   ----------
EXPENSES
  Advisory fees (See Note 4)                                          278,453
  Legal fees                                                           53,599
  Transfer agent fees and expenses                                     42,803
  Administration fees                                                  39,498
  Fund accounting fees                                                 31,697
  Chief Compliance Officer fees                                        17,787
  Insurance fees                                                       16,569
  Shareholder reporting                                                15,097
  Audit fees                                                           13,964
  Registration fees                                                    13,600
  Trustee fees                                                         10,966
  Custody fees                                                         10,566
  Other                                                                   813
                                                                   ----------
     Total expenses before waiver and reimbursement of expense        545,412
     Less: waiver of expenses and reimbursement from Advisor        (127,733)
                                                                   ----------
     Net expenses                                                     417,679
                                                                   ----------
NET INVESTMENT INCOME                                                 116,149
                                                                   ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                  1,438,225
  Change in unrealized appreciation on investments                  2,622,728
                                                                   ----------
     Net realized and unrealized gain on investments                4,060,953
                                                                   ----------
Net increase in net assets resulting from operations               $4,177,102
                                                                   ----------
                                                                   ----------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      For the                  For the
                                                                                     Year Ended               Year Ended
                                                                                  October 31, 2005         October 31, 2004
                                                                                  ----------------         ----------------
OPERATIONS
     Net investment income (loss)                                                   $   116,149              $    (2,629)
     Net realized gain on investments                                                 1,438,225                  655,956
     Change in unrealized appreciation on investments                                 2,622,728                1,387,053
                                                                                    -----------              -----------
          Net increase in net assets
            resulting from operations                                                 4,177,102                2,040,380
                                                                                    -----------              -----------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income                                                                   --                   (7,531)
     Net realized gains                                                                (652,923)                      --
                                                                                    -----------              -----------
          Total dividends & distributions                                              (652,923)                  (7,531)
                                                                                    -----------              -----------
CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                                        5,966,909                5,082,815
     Proceeds from shares issued in reinvestment
       of dividends & distributions                                                     652,923                    7,531
     Cost of shares redeemed*<F5>                                                    (1,157,384)                (942,080)
                                                                                    -----------              -----------
          Net increase in net assets resulting
            from capital share transactions                                           5,462,448                4,148,266
                                                                                    -----------              -----------
TOTAL INCREASE IN NET ASSETS                                                          8,986,627                6,181,115

NET ASSETS
     Beginning of year                                                               22,800,725               16,619,610
                                                                                    -----------              -----------
     End of year                                                                    $31,787,352              $22,800,725
                                                                                    -----------              -----------
                                                                                    -----------              -----------
Accumulated net investment income                                                   $   116,297              $        --
                                                                                    -----------              -----------
                                                                                    -----------              -----------

CHANGES IN SHARES OUTSTANDING
     Shares sold                                                                        414,516                  390,112
     Shares issued in reinvestment of dividends & distributions                          45,468                      565
     Shares redeemed                                                                   (80,053)                 (71,717)
                                                                                    -----------              -----------
          Net increase in Fund shares outstanding                                       379,931                  318,960
     Shares outstanding, beginning of year                                            1,706,040                1,387,080
                                                                                    -----------              -----------
     Shares outstanding, end of year                                                  2,085,971                1,706,040
                                                                                    -----------              -----------
                                                                                    -----------              -----------


*<F5>     Net of redemption fees of $1,921 and $170, respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period



                                                                                                                 December 31,
                                                       For the             For the             For the            2001*<F6>
                                                      Year Ended          Year Ended         Year Ended            through
                                                   October 31, 2005    October 31, 2004   October 31, 2003     October 31, 2002
                                                   ----------------    ----------------   ----------------     ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $13.36              $11.98              $ 9.35              $10.00
                                                         ------              ------              ------              ------
INCOME (LOSS)
  FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.06                0.00#<F7>           0.00#<F7>           0.03
Net realized and unrealized
  gain (loss) on investments                               2.20                1.38                2.66               (0.68)
                                                         ------              ------              ------              ------
    Total from investment operations                       2.26                1.38                2.66               (0.65)
                                                         ------              ------              ------              ------
LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income                         --               (0.00)#<F7>         (0.03)                 --
Distributions from net realized gains                     (0.38)                 --                  --                  --
                                                         ------              ------              ------              ------
    Total dividends and distributions                     (0.38)              (0.00)#<F7>         (0.03)                 --
                                                         ------              ------              ------              ------
REDEMPTION FEES                                            0.00#<F7            0.00#<F7>             --                  --
                                                         ------              ------              ------              ------
NET ASSET VALUE, END OF PERIOD                           $15.24              $13.36              $11.98              $ 9.35
                                                         ------              ------              ------              ------
                                                         ------              ------              ------              ------
TOTAL RETURN1<F8>                                        17.06%              11.56%              28.52%              (6.50%)2<F9>
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                           $31,787,352         $22,800,725         $16,619,610          $8,918,779
Ratio of net expenses
  to average net assets:
    Before expense
      reimbursement and waivers                           1.96%               1.80%               2.17%               5.97%3<F10>
    After expense
      reimbursement and waivers                           1.50%               1.50%               1.50%               1.50%3<F10>
Ratio of net investment
  income (loss) to average net assets:
    Before expense
      reimbursement and waivers                          (0.04%)             (0.31%)             (0.60%)             (3.69%)3<F10>
    After expense
      reimbursement and waivers                           0.42%              (0.01%)              0.07%               0.78%3<F10>
Portfolio turnover rate                                     34%                 27%                 31%                 21%2<F9>


*<F6>     Commencement of operations.
#<F7>     Amount is less than $0.01 per share.
1<F8> Total return reflects reinvested dividends but does not reflect the impact of taxes.
2<F9>     Not Annualized.
3<F10>    Annualized.

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2005
1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds; a statutory trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a "diversified" series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

     (a)  Investment Valuation

          Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"). Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     (b)  Prepaid Expenses

          Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

     (c)  Federal Income Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  Distribution to Shareholders

          The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

          The tax character of distributions paid during the years ended October 31, 2005 and 2004 were as follows:

                                         2005                2004
                                         ----                ----
          Ordinary Income              $ 75,411              $7,531
          Long Term Capital Gain       $577,512                  --

          As of October 31, 2005 the components of capital on a tax basis were as follows:

          Cost of investments(a)<F11>                           $25,855,207
                                                                -----------
                                                                -----------
          Gross unrealized appreciation                           6,907,853
          Gross unrealized depreciation                            (100,682)
                                                                -----------
          Net unrealized appreciation                           $ 6,807,171
                                                                -----------
          Undistributed ordinary income                         $   224,450
          Undistributed long-term capital gain                    1,331,609
                                                                -----------
          Total distributable earnings                          $ 1,556,059
                                                                -----------
          Total accumulated earnings/losses                     $ 8,363,230
                                                                -----------
                                                                -----------

          (a)<F11> At October 31, 2005, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

     (f)  Security Transactions and Investment Income

          Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     (g)  Share Valuation

          The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund's daily NAV calculation.

     (h)  Reclassification of Capital Accounts

          Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2005, the Fund increased undistributed net investment income by $148 and decreased paid-in-capital by $148 due to certain permanent book and tax differences. Net assets were not affected by the change.

3. INVESTMENT TRANSACTIONS

During the year ended October 31, 2005, the aggregate purchases and sales of securities (excluding short-term) were:

          Purchases                                         $12,139,623
          Sales                                             $8,489,063

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with Fort Pitt Capital Group, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund's average daily net assets. Additionally, the Advisor has agreed to waive, through February 28, 2007, its management fee and/or reimburse the Fund's other expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets.

For the year ended October 31, 2005, the Fund incurred advisory fees of $278,453 and waived/reimbursed expenses of $127,733 for a net advisory fee of $150,720. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                  October 31,
                  --------------------------------------------
                  2006                2007                2008
                  ----                ----                ----
                 19,902              61,434             127,733

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Fort Pitt Capital Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fort Pitt Capital Total Return Fund, a series of shares of Fort Pitt Capital Funds, as of October 31, 2005 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period December 31, 2001 (commencement of operations) to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fort Pitt Capital Total Return Fund as of October 31, 2005 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period December 31, 2001 (commencement of operations) to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 18, 2005

              INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.


                                                        INDEPENDENT TRUSTEES
                                                        --------------------
                                                                                                # of Funds         Other
                                             Term of Office                                     in complex         Directorships
Name,                       Position Held    and Length of       Principal Occupation           overseen           Held by
Birthdate and Address       with the Trust   Time Served         During Past Five Years         by Trustee         Trustee
---------------------       --------------   -----------         ----------------------         ----------         -------

Peter R. Anderson           Trustee          Indefinite     Retired.  Formerly Senior Vice          1              Not
c/o Fort Pitt Capital                        Term           President, Federated Research                          Applicable
  Group, Inc.                                Since          Corporation (an investment
790 Holiday Drive                            December       manager).
Foster Plaza Eleven                          2001
Pittsburgh, PA  15220
Birthdate:  2/9/31

Robert J. Dickson           Trustee          Indefinite     Private Investor. Formerly Vice         1              Not
c/o Fort Pitt Capital                        Term           President - Finance and CFO,                           Applicable
  Group, Inc.                                Since          TRACO (a manufacturer &
790 Holiday Drive                            December       distributor of windows, doors,
Foster Plaza Eleven                          2001           etc.) 2001-2003; Formerly Vice
Pittsburgh, PA  15220                                       President & Treasurer, Carpenter
Birthdate:  7/23/49                                         Technology Corp. (a manufacturer
                                                            of specialty metals); Formerly
                                                            Senior Vice President & Chief
                                                            Financial Operator, Dynamet, Inc.
                                                            (a titanium processor).

Ronald V. Pellegrini, M.D.  Trustee          Indefinite     Chief of Adult Cardiothoracic           1              Not
c/o Fort Pitt Capital                        Term           Surgery, UPMC - Presbyterian                           Applicable
  Group, Inc.                                Since          Hospital (July 2002-Present);
790 Holiday Drive                            December       Formerly President, Three Rivers
Foster Plaza Eleven                          2001           Cardiac Institute, Inc. (cardiothoracic
Pittsburgh, PA  15220                                       surgeon medical practice)
Birthdate:  5/23/36                                         (1975-2002).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------
Douglas W. Kreps            Trustee,         Indefinite     Managing Director of Fort               1              Not
Fort Pitt Capital           Executive        Term           Pitt Capital Group, Inc.                               Applicable
  Group, Inc.               Vice             Since
790 Holiday Drive           President        December
Foster Plaza Eleven         & Secretary      2001
Pittsburgh, PA  15220
Birthdate:  1/4/69

Thomas P. Bellhy            Trustee,         Indefinite     Retired President & Managing            1              Not
Fort Pitt Capital           Chairman         Term           Director of Fort Pitt Capital                          Applicable
  Group, Inc.               & President      Since          Group, Inc.
790 Holiday Drive                            December
Foster Plaza Eleven                          2001
Pittsburgh, PA  15220
Birthdate:  4/7/56

Charles A. Smith            Executive        Indefinite     Chief Investment Officer of Fort                       Not
Fort Pitt Capital           Vice             Term           Pitt Capital Group, Inc.                               Applicable
  Group, Inc.               President        Since
790 Holiday Drive           & Treasurer      December
Foster Plaza Eleven                          2001
Pittsburgh, PA  15220
Birthdate: 12/8/59

Robin M. Miller             Chief            Indefinite     Chief Compliance Officer of Fort                       Not
Fort Pitt Capital           Compliance       Term           Pitt Capital Group, Inc. (August                       Applicable
  Group, Inc.               Officer          Since          2004-present); Chief Compliance
790 Holiday Drive                            September      Officer of Allegheny Investments
Foster Plaza Eleven                          2004           (2002-2004); Business Development
Pittsburgh, PA  15220                                       Manager of Allegheny Investments
Birthdate:  9/18/65                                         (2000-2002).

                      FEDERAL TAX INFORMATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code ("Code"), the Fund hereby designates $577,512 as long-term capital gain dividends for the fiscal year ended October 31, 2005.

Under Section 854(b)(2) of the Code, the Fund hereby designates 100% of the ordinary income dividends as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2005.

Under Section 854(b)(2) of the Code, the Fund hereby designates 100% of the ordinary income dividends as income qualifying for the corporate dividends received deduction under Section 243 of the Code for the fiscal year ended October 31, 2005.

Under Section 871(k)(1)(C) of the Code, the Fund hereby designates $0 as an interest-related dividend for the fiscal year ended October 31, 2005.

Under Section 871(k)(2)(C) of the Code, the Fund hereby designates $75,411 as a short-term capital gain dividend for the fiscal year ended October 31, 2005.

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

                               INVESTMENT ADVISOR
                         Fort Pitt Capital Group, Inc.
                               790 Holiday Drive
                              Foster Plaza Eleven
                        Pittsburgh, Pennsylvania  15220

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 LEGAL COUNSEL
                                Metz Lewis, LLC
                         11 Stanwix Street, 18th Floor
                        Pittsburgh, Pennsylvania  15222

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available by calling 1-866-688-8775 and on the SEC's website at
                                  www.sec.gov.
                                  -----------

   The Fund's complete schedule of portfolio holdings for the first and third quarters is filedwith the SEC on Form N-Q. The Fund's Form N-Q is available without charge, uponrequest, by calling 1-866-688-8775 and on the SEC's website at www.sec.gov.
                                   -----------

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-688-8775.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Robert J. Dickson is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees and tax fees by the principal accountant.


                     FYE  10/31/2005      FYE  10/31/2004
                     ---------------      ---------------

Audit Fees           $11,500              $11,000
Tax Fees             $2,500               $2,000


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees     FYE  10/31/2005    FYE  10/31/2004
----------------------     ---------------    ---------------

Registrant
Registrant's Investment
  Adviser



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Fort Pitt Capital Funds
                   -----------------------

     By (Signature and Title)*<F12> /s/Thomas P. Bellhy
                                    -------------------
                                    Thomas P. Bellhy, President

     Date  1-9-06
           ------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F12> /s/Thomas P. Bellhy
                                    -------------------
                                    Thomas P. Bellhy, President

     Date  1-9-06
           ------

     By (Signature and Title)*<F12> /s/Charles A. Smith
                                    -------------------
                                    Charles A. Smith, Treasurer

     Date  1-9-06
           ------

*<F12> Print the name and title of each signing officer under his or her signature.